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[CIGNA TREE LOGO GRAPHIC APPEARS HERE]


                                                         CIGNA VARIABLE PRODUCTS
                                                               MONEY MARKET FUND




                                                               SEMIANNUAL REPORT




                                                                   JUNE 30, 1998


                      [CIGNA TREE LEAVES GRAPHIC APPEARS IN BACKGROUND OF COVER]


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--------------------------------------------------------------------------------
                                                                               1


DEAR SHAREHOLDERS:

We are pleased to provide this report for CIGNA Variable Products Money Market Fund (the "Fund"), covering the six months ended June 30, 1998.

MARKET REVIEW

Asia's distress is starting to have an impact on the U.S. industrial sector, as the combined effect of collapsing exports to Asia and domestic inventory reductions take their toll. The Purchasing Managers' Index fell to 49.6 in June, the first reading below 50 in two years. While the industrial sector has weakened, consumers are still spending strongly, with vehicle sales in June reaching an eleven-year high. First quarter growth in gross domestic product was revised up to 5.4%, but early estimates on second quarter growth are calling for closer to a 1% to 2% level.

FUND ACTIVITY AND PERFORMANCE

On June 30, 1998, the portfolio composition was as follows: top-tier commercial paper, 72%; top tier foreign commercial paper, 4%; and U.S. Government and agencies, 24%. The Fund is well diversified.

Total return for the six months ended June 30, 1998 was 2.57%, after expenses and reinvestment of dividends. By comparison, the Lipper Money Market Instrument Fund Average and three-month treasury bills, as reported by Lehman Brothers (which does not include investment expenses), returned 2.42% and 2.68%, respectively, for the six months ended June 30, 1998. As of June 30, 1998, the Fund's annualized 7-day yield was 5.15%, and its average portfolio maturity was 40 days. (Fund and Lipper returns are after expenses and reinvestment of dividends.)

OUTLOOK

The focus going forward will be on the effects of the Asian crisis and the continued flight to quality that has spurred "safe haven" capital flows to the United States from Japan. Asia's problems and their increasing impact on the U.S. economy imply that interest rates may move lower. However, domestic demand is expected to remain fairly strong, which we feel could keep the Federal Reserve ("Fed") on hold for the remainder of 1998. The Fund is structured to take advantage of our expectation of stable interest rates. We will continue to focus on the situation in Asia and U.S. economic trends as keys to further Fed action and adjust our portfolio strategy accordingly.


Sincerely,


/s/ R. Bruce Albro

R. Bruce Albro
CHAIRMAN OF THE BOARD AND PRESIDENT
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND


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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND INVESTMENTS IN SECURITIES            2
June 30, 1998 (Unaudited)

                                                          MARKET
                                             PRINCIPAL    VALUE
                                               (000)      (000)
------------------------------------------------------------------
COMMERCIAL PAPER - 71.7%
American Express Co., 5.51%, 8/7/98           $    648    $   644
Assoc. First Capital Corp., 5.58%, 7/10/98         656        655
Becton Dickinson and Co., 5.55%, 7/22/98           592        590
Bell Atlantic Financial Services, 5.52%,
    7/24/98                                        730        727
BellSouth Telecommunications, Inc.,
    5.48%, 9/3/98                                  720        713
Campbell Soup Co., 5.49%, 7/21/98                  400        399
Chevron USA, Inc., 5.58%, 7/8/98                   603        602
Clorox Co., 5.51%, 7/7/98                          587        586
Coca-Cola Co., 5.5%, 7/14/98                       693        692
Ford Motor Credit Co., 5.52%, 7/2/98               685        685
Fortune Brands, Inc., 5.55%, 8/11/98               250        248
General Electric Capital Corp., 5.53%,
    7/3/98                                         701        701
Heinz (H.J.) Co., 5.53%, 7/31/98                   160        159
Household Finance Corp., 5.53%, 7/13/98            607        606
Merck and Co., Inc., 6.05%, 7/1/98                 780        780
Motorola, Inc., 5.49%, 8/20/98                     670        665
Penny, (J.C.) Funding Corp., 5.58%, 7/29/98        728        725
Pfizer, Inc., 5.5%, 7/6/98                         532        532
Rubbermaid, Inc., 5.52%, 8/27/98                   500        496
Sara Lee Corp., 5.75%, 7/8/98                      621        620
Shell Oil Co., 5.47%, 7/17/98                      652        650
Smithkline Beecham Corp., 5.54%, 7/15/98           702        700
Southern Co., 5.52%, 7/16/98                       269        268
Teco Finance, Inc., 5.51%, 8/18/98                 541        537
Toys 'R' Us, Inc., 5.48%, 7/13/98                  652        651
Unilever Corp., 5.48%, 7/24/98                     384        383
                                                         ---------
                                                           15,014
                                                         ---------

FOREIGN - 3.9%
Den Norske Stats Olejeselskap (Statoil),
    5.51%, 7/10/98                                 357        357
National Australia Funding Delaware, Inc.,
    5.5%, 7/20/98                                  458        457
                                                         ---------
                                                              814
                                                         ---------


                                             PRINCIPAL    VALUE
                                               (000)      (000)
------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES - 24.1%
Federal Farm Credit Banks, 5.6%, 10/01/98     $    250    $   250
Federal Home Loan Banks,
   5.8%, 9/18/98                                   500        500
   5.58%, 3/11/99                                  250        250
   5.75%, 5/27/99                                  500        500
   5.598%, 6/17/99*                                500        500
Federal National Mortgage Assoc.,
   5.4%, 2/2/99                                    765        764
   5.631%, 4/28/99*                                500        500
   5.261%, 6/2/99*                                 550        548
Student Loan Marketing Assoc.,
   5.82%, 9/16/98                                  250        250
   5.621%, 11/12/98*                             1,000      1,000
                                                         ---------
                                                            5,062
                                                         ---------

TOTAL INVESTMENTS IN SECURITIES - 99.7%
  (Total Cost - $20,889,884)                               20,890
  Cash and Other Assets, Less Liabilities - 0.3%               55
                                                         ---------
NET ASSETS - 100.0%
  (Equivalent to $1.00 per share based on
  20,944,748 shares outstanding)                          $20,945
                                                         =========

*Variable rate security.  Rate is as of June 30, 1998.


The Notes to Financial Statements are an integral part of these statements.


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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      3


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)


                                               (IN THOUSANDS)
                                               --------------
ASSETS:
Investments in securities at value
   (Cost - $20,889,884)                           $   20,890

Cash on deposit with custodian                            25

Interest receivable                                       56
Investment for trustees' deferred
compensation
   plan (Cost - $1,359)                                    2
Receivable from advisor                                    2
                                                 ------------
     TOTAL ASSETS                                     20,975
                                                 ------------

LIABILITIES:
Accrued audit and legal fees payable                       5
Accrued advisory fees payable                              5
Payable for trustees' deferred compensation plan           2
Other accrued expenses (including $7,324 due to
    affiliates)                                           18
                                                 ------------

     TOTAL LIABILITIES                                    30
                                                 ------------

NET ASSETS (Equivalent to $1.00 per share
   based on 20,944,748 shares outstanding)        $   20,945
                                                 ============

COMPONENTS OF NET ASSETS:
Paid in capital                                   $   20,945
Undistributed net investment income                        -
Accumulated net realized gain on investments               -
Unrealized appreciation of investments                     -
                                                 ------------

NET ASSETS                                        $   20,945
                                                 ============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)


                                              (IN THOUSANDS)
                                              --------------
INVESTMENT INCOME
INCOME:
   Interest                                       $     458
                                                 -----------
EXPENSES:
   Investment advisory fees                              29
   Custodian fees                                        19
   Administrative services                                9
   Auditing and legal fees                                5
   Other                                                  5
                                                 -----------

   Total expense                                         67
   Less expenses waived by investment advisor           (26)
                                                 -----------

   Net expenses                                          41
                                                 -----------

NET INVESTMENT INCOME                                   417
                                                 -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investments                     -
   Unrealized appreciation of investments                 -
                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                            -
                                                 -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                $     417
                                                 ===========


The Notes to Financial Statements are an integral part of these statements.



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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      4


STATEMENT OF CHANGES IN NET ASSETS
                                                  (Unaudited)
                                                   SIX MONTHS           YEAR
                                                      ENDED            ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                      1998              1997
                                                      ----------------------
                                                           (IN THOUSANDS)
                                                           --------------
OPERATIONS:
Net investment income                                      $417            $493
Net realized gain from investments                            -               -
Unrealized appreciation on investments                        -               -
                                                  --------------     -----------

Net increase in net assets from operations                  417             493
                                                  --------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                 (417)           (493)
From net realized capital gains                               -               -
                                                  --------------     -----------

Total distributions to shareholders                        (417)           (493)
                                                  --------------     -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                        31,498          38,203
Net asset value of shares issued
   to shareholders in reinvestment
   of dividends and distributions                           416             494
                                                  --------------     -----------
                                                         31,914          38,697
Cost of shares redeemed                                 (25,509)        (30,160)
                                                  --------------     -----------

Net increase from fund share transactions                 6,405           8,537

NET INCREASE IN NET ASSETS                                6,405           8,537
                                                  --------------     -----------
NET ASSETS:
Beginning of period                                      14,540           6,003
                                                  --------------     -----------
End of period                                      $     20,945       $  14,540
                                                  ==============     ===========


The Notes to Financial Statements are an integral part of these statements.


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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND  NOTES TO FINANCIAL STATEMENTS
(Unaudited)                                                                    5



1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA Variable Products Money Market Fund (the "Fund") is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which at June 30, 1998 approximates cost for Federal income tax purposes.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes accretion of discount, is recorded on the accrual basis. Securities gains and losses are recognized on the specific cost identification basis.

C. FEDERAL TAXES - For Federal income tax purposes, the Fund is taxed as a separate entity. Its policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no Federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net realized gains are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. CII has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.50% of average daily net assets.

The Fund reimburses CII for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the period ending June 30, 1998, the Fund paid $9,032.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. CAPITAL STOCK. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. Connecticut General Life Insurance Company, an indirect, wholly-owned subsidiary of CIGNA Corporation, is the sole shareholder of the Fund.



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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND  NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)                                                        6



Transactions in capital stock were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                                 YEAR ENDED
                                                      JUNE 30, 1998                                DECEMBER 31, 1997
                                              SHARES                AMOUNT                   SHARES                 AMOUNT
----------------------------------------------------------------------------------------------------------------------------

Shares sold                                    31,498               $31,498                   38,203                $38,203

Shares issued to shareholders
  in reinvestment of dividends
  and distributions                               416                   416                      494                    494
                                     -----------------     -----------------        -----------------      -----------------
                                               31,914                31,914                   38,697                 38,697

Shares redeemed                               (25,509)              (25,509)                 (30,160)               (30,160)
                                     -----------------     -----------------        -----------------      -----------------

Net increase                                    6,405                $6,405                    8,537                 $8,537
                                     =================     =================        =================      =================



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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND  NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)                                                        7



5. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:


                                                                (Unaudited)
                                                                SIX MONTHS         YEAR             MARCH 1,
                                                                  ENDED            ENDED            1996* TO
                                                                 JUNE 30           DECEMBER 31,   DECEMBER 31,
                                                                   1998             1997             1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                             $   1.00        $    1.00        $    1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                0.03             0.05             0.04
Net realized and unrealized gain on securities                        -                -                -
                                                                    ------           ------           ------
TOTAL FROM INVESTMENT OPERATIONS                                     0.03             0.05             0.04
                                                                    ------           ------           ------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (0.03)           (0.05)           (0.04)
Distributions from capital gains                                      -                -                -
                                                                    ------           ------           ------
TOTAL DISTRIBUTIONS                                                 (0.03)           (0.05)           (0.04)
                                                                    ------           ------           ------
NET ASSET VALUE, END OF PERIOD                                   $   1.00         $   1.00         $   1.00
                                                                    ======           ======           ======
TOTAL RETURN                                                         2.57%            5.19%            4.18%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $ 20,945         $ 14,540         $  6,003
Ratio of operating expenses to average net assets                    0.25% **         0.50% **         0.42% **
Ratio of net investment income to average net assets                 2.54% ***        5.07% ***        4.10% ***
Portfolio turnover                                                     N/A              N/A              N/A


*         Commencement of operations.
** Ratios of expenses to average net assets prior to reimbursement of expenses were .40%, 1.11%and 1.28% respectively, for the 1998, 1997 and 1996 periods.
*** Ratios of net investment income to average net assets prior to reimbursement of expenses were 2.38%, 4.4% and 3.24%, respectively, for the 1998, 1997 and 1996 periods.


The Notes to Financial Statements are an integral part of these statements.

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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      8



TRUSTEES                                 OFFICERS

R. Bruce Albro                           R. Bruce Albro
Senior Managing Director,                Chairman of the Board and President
CIGNA Investments, Inc.
                                         Alfred A. Bingham III
Hugh R. Beath                            Vice President and Treasurer
Advisory Director,
AdMedia Corporate Advisors, Inc.         Jeffrey S. Winer
                                         Vice President and Secretary
Russell H. Jones
Vice President and Treasurer
Kaman Corporation                        CUSTODIAN AND TRANSFER AGENT:

Thomas C. Jones                          State Street Bank and Trust Company
President, CIGNA Investment              P.O. Box 2351
Management and CIGNA                     Boston, Massachusetts 02107
Investments, Inc.
                                         INVESTMENT ADVISER:
Paul J. McDonald
Senior Executive Vice President          CIGNA Investments, Inc.
and Chief Administrative Officer,        900 Cottage Grove Road
Friendly Ice Cream Corporation           Hartford, CT 06152